Prepaid Expenses and Other Current Assets - Significant Components (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Uncategorized [Abstract]
Prepaid expenses	$ 84,173	$ 37,961
Supplies inventory	17,105	15,114
Income taxes receivable		51,322
Other	63,210	49,802
Total	$ 164,488	$ 154,199